Annual Total Returns[BarChart] - Fixed Income SHares Series TE - Series TE	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.05%)	5.30%	5.17%	0.40%	8.61%	0.97%	8.42%	7.19%